Pension Plan (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Changes in Benefits Obligation and Plan Assets and Reconciliation of Funded Status

The changes in benefits obligation and plan assets and the reconciliation of funded status are as follows:

	December 31
	2016	2017	2018
	US$	US$	US$
Change in benefit obligation
Projected benefit obligation at beginning of year	3,632	4,242	5,131
Service cost	487	1,572	568
Interest cost	104	336	126
Actuarial loss (gain)	151	(665)	146
Benefits paid	(132)	(354)	(133)

Projected benefit obligation at end of year	4,242	5,131	5,838

Change in plan assets
Fair value of plan assets at beginning of year	2,800	3,902	5,114
Actual return on plan assets	33	81	63
Employer contributions	1,203	1,358	331
Benefits paid	(134)	(227)	(98)

Fair value of plan assets at end of year	3,902	5,114	5,410

Funded status recognized as an other liabilities	(340)	(17)	(428)

Amounts Recognized in Accumulated Other Comprehensive Income

Amounts recognized in accumulated other comprehensive income consist of the following:

	Year Ended December 31
	2016	2017	2018
	US$	US$	US$
Net loss	963	678	678

Total recognized in accumulated other comprehensive income	963	678	678

Components of Net Periodic Benefit Cost

The components of net periodic benefit cost are as follows:

	Year Ended December 31
	2016	2017	2018
	US$	US$	US$
Service cost	487	1,572	568
Interest cost	104	336	126
Projected return on plan assets	(28)	(58)	(78)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain	11	37	41

Net periodic benefit cost	574	1,887	657

Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Loss

Other changes in plan assets and benefit obligation recognized in other comprehensive loss:

	2016	2017	2018
	US$	US$	US$
Recognize the decrease in net gain (loss)	111	(285)	—
Amortization of net loss	(1)	—	—

Total recognized in other comprehensive loss (income)	110	(285)	—

Expected Benefit Payments	Expected benefit payments:

US$
2019	14
2020	5
2021	74
2022	27
2023	19
2024 and thereafter	356

Actuarial Assumptions to Determine Benefit Obligations

The actuarial assumptions to determine the benefit obligations were as follows:

	2016		2017		2018
	Taiwan	Korea	Taiwan	Korea	Taiwan	Korea
Weighted-average assumptions used to determine benefit obligations:
Discount rate	1.50%	3.80%	1.63%	4.10%	1.38%	3.60%
Rate of compensation increase	4.25%	3.50%	4.25%	3.50%	4.25%	3.00%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	1.50%	3.80%	1.63%	4.10%	1.38%	3.60%
Expected long-term return on plan assets	2.00%	1.10%	1.75%	1.10%	1.75%	1.40%
Rate of compensation increase	4.25%	3.50%	4.25%	3.50%	4.25%	3.00%

Fair Values of FCI's Pension Plan Assets

The fair values of FCI’s pension plan assets at December 31, 2017 and 2018 are as follows:

	December 31
	2017	2018
	US$	US$
Guaranteed interest contract
Kyobo Life Insurance Co. Ltd.	1,599	1,605
Shinhan Investment Co.	374	466
Fixed deposit
Industrial Bank of Korea	1,892	2,014

	3,865	4,085